CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 RUB	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 RUB	Dec. 31, 2012 Priority share USD ($)	Dec. 31, 2012 Priority share RUB	Dec. 31, 2011 Priority share RUB	Dec. 31, 2012 Preference shares USD ($)	Dec. 31, 2012 Preference shares RUB	Dec. 31, 2011 Preference shares RUB
Current assets:
Cash and cash equivalents	$ 244.5		7,425.0		5,930.0
Marketable securities	2.5		76.0
Term deposits	152.4		4,629.0		4,789.0
Accounts receivable, net	58.2		1,767.0		1,246.0
Prepaid expenses	19.7		597.0		620.0
Assets held for sale	66.6		2,024.0		1,656.0
Deferred tax assets	15.0		456.0		296.0
Other current assets	40.1		1,217.0		529.0
Total current assets	599.0		18,191.0		15,066.0
Property and equipment, net	266.5		8,095.0		6,916.0
Intangible assets, net	10.6		323.0		481.0
Goodwill	24.7		750.0		754.0
Long-term prepaid expenses	22.9		695.0		616.0
Restricted cash	7.0		214.0		454.0
Term deposits	340.1		10,330.0		2,344.0
Investments in non-marketable equity securities	16.5		500.0		569.0
Investments in debt securities	158.4		4,810.0		6,733.0
Deferred tax assets	1.2		35.0		2.0
Other non-current assets	11.3		342.0		141.0
TOTAL ASSETS	1,458.2		44,285.0		34,076.0
Current liabilities:
Accounts payable and accrued liabilities	82.8		2,513.0		1,710.0
Taxes payable	47.9		1,455.0		906.0
Deferred revenue	36.0		1,092.0		899.0
Liabilities related to assets held for sale	53.3		1,619.0		1,196.0
Deferred tax liabilities	0.1		3.0
Total current liabilities	220.1		6,682.0		4,711.0
Deferred tax liabilities	14.8		448.0		189.0
Other accrued liabilities	3.6		108.0		223.0
Total liabilities	238.5		7,238.0		5,123.0
Commitments and contingencies
Shareholders' equity:
Preferred share
Ordinary shares: par value (Class A Euro 0.01, Class B Euro 0.10 and Class C Euro 0.09); shares authorized (Class A 2,000,000,000 and 2,000,000,000, Class B 273,764,304 and 159,494,722, and Class C 276,063,445 and 159,494,722); shares issued (Class A 159,217,348 and 202,318,864, Class B 164,621,382 and 125,441,218, and Class C 109,142,922 and 27,972,630, respectively); shares outstanding (Class A 159,217,348 and 202,318,864, Class B 164,621,382 and 125,441,218, and Class C nil and nil, respectively)	14.7	17.0	445.0	27.9	595.0
Additional paid-in capital	448.3		13,617.0		12,729.0
Accumulated other comprehensive income	31.6		961.0		1,828.0
Retained earnings	725.1		22,024.0		13,801.0
Total shareholders' equity	1,219.7		37,047.0		28,953.0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,458.2		44,285.0		34,076.0